Net (Loss) Income Per Share (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 09, 2008	Jul. 31, 2014	May 30, 2014	Sep. 17, 2013
Short-term Debt [Line Items]
Antidilutive shares excluded from calculation	7.4	21.9	26.0
1.75% Convertible Senior Subordinated Notes due 2015
Short-term Debt [Line Items]
Interest Rate (percent)	1.75%
Convertible notes, maturity date	Apr. 15, 2015
Initial conversion price (in dollars per share)	29.20						$ 29.20
1.75% Convertible Senior Subordinated Notes due 2015 | Warrants
Short-term Debt [Line Items]
Share issued for repurchase of senior note (shares)	3.4			13.0	1.4	8.2